Longterm debt (Tables)	12 Months Ended
Dec. 31, 2023
Longterm debt
Maturity Of Long-term Debt
Repayment of principal and interest:
2024	$142,037
2025	137,593
2026	133,148
2027	128,704
2028	124,259
2029 to 2031	281,944
Total principal and interest payments	947,685
Less interest	(123,611)
Total principal remaining	824,074
Current portion of long-term debt	111,111
Non-current portion of long-term debt	712,963